T. ROWE PRICE International Equity Index Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  20,724 290
Total Argentina (Cost
$355
)
290
AUSTRALIA 7.9%
Common Stocks 7.9%
Ampol  10,568 250
APA Group  51,782 425
Aristocrat Leisure  26,449 660
ASX  8,496 528
Aurizon Holdings  81,631 231
Australia & New Zealand Banking Group  133,354 2,155
BHP Group  141,561 3,874
BHP Group (GBP)  84,571 2,339
BlueScope Steel  21,922 257
Brambles  62,957 507
Cochlear  2,917 440
Coles Group  58,542 771
Commonwealth Bank of Australia  75,675 5,374
Computershare  23,846 421
CSL  21,456 4,369
Dexus  47,699 321
Domino's Pizza Enterprises  2,579 132
Endeavour Group  58,865 328
Evolution Mining  81,287 150
Fortescue Metals Group  75,100 966
Goodman Group  74,567 1,091
GPT Group  84,952 273
IDP Education  8,715 175
Insurance Australia Group  108,186 340
James Hardie Industries, CDI  19,535 482
Lendlease  30,547 221
Lottery Corp. (1) 97,683 310
Macquarie Group  16,050 2,054
Medibank  120,865 291
Mineral Resources  7,353 280
Mirvac Group  173,032 262
National Australia Bank  145,120 3,134
Newcrest Mining  39,071 526
Northern Star Resources  48,556 267
Orica  17,348 206
T. ROWE PRICE International Equity Index Fund

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Origin Energy  77,294 324
Qantas Airways (1) 39,342 127
QBE Insurance Group  64,800 524
Ramsay Health Care  8,036 397
REA Group  2,344 207
Reece  12,848 139
Rio Tinto  16,280 1,128
Santos  141,210 734
Scentre Group  227,791 467
SEEK  14,911 241
Sonic Healthcare  19,999 482
South32  204,675 558
Stockland  104,766 284
Suncorp Group  55,994 442
Telstra  181,862 497
Transurban Group  136,138 1,392
Treasury Wine Estates  32,012 276
Vicinity Centres  164,724 241
Washington H. Soul Pattinson  9,217 167
Wesfarmers  50,283 1,648
Westpac Banking  155,949 2,362
WiseTech Global  6,486 230
Woodside Energy Group  66,976 1,512
Woodside Energy Group (GBP) (1) 15,647 354
Woolworths Group  53,965 1,420
Xero (1) 5,874 387
Total Australia (Cost
$42,522
)
50,950
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  15,090 383
OMV  6,463 275
Verbund  2,988 329
voestalpine  4,941 111
Total Austria (Cost
$1,287
)
1,098
BELGIUM 0.9%
Common Stocks 0.9%
Ageas  7,546 329
Anheuser-Busch InBev  38,519 2,063
Argenx (1) 2,144 783
D'ieteren Group  1,234 202
Elia Group  1,464 222

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Groupe Bruxelles Lambert  4,808 426
KBC Group  10,973 575
Proximus  6,475 90
Sofina  647 151
Solvay  3,253 286
UCB  5,549 434
Umicore  8,742 317
Warehouses De Pauw  7,380 251
Total Belgium (Cost
$5,669
)
6,129
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)  17,307 246
Total Chile (Cost
$183
)
246
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1)(2) 2,200 92
Total China (Cost
$295
)
92
DENMARK 2.8%
Common Stocks 2.8%
AP Moller - Maersk, Class A  150 402
AP Moller - Maersk, Class B  246 672
Carlsberg, Class B  4,406 570
Chr Hansen Holding  4,629 303
Coloplast, Class B  5,214 610
Danske Bank  30,271 423
Demant (1) 4,792 183
DSV  8,627 1,454
Genmab (1) 2,884 1,026
GN Store Nord  5,515 192
Novo Nordisk, Class B  74,679 8,698
Novozymes, Class B  9,016 576
Orsted  8,389 977
Pandora  4,435 329
ROCKWOOL, Class B  351 87
Tryg  15,802 360
Vestas Wind Systems  44,786 1,177
Total Denmark (Cost
$8,135
)
18,039

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,823 202
Total Egypt (Cost
$205
)
202
EUROPE/FAR EAST 0.9%
Equity Mutual Funds 0.9%
iShares Core MSCI EAFE, ETF (USD) (2) 94,058 5,836
Total Europe/Far East (Cost
$5,392
)
5,836
FINLAND 1.0%
Common Stocks 1.0%
Elisa  6,242 345
Fortum  19,697 221
Kesko, Class B  11,987 296
Kone, Class B  14,917 682
Neste  18,567 955
Nokia  181,390 945
Nokia, Ordinary Shares (2) 57,926 302
Orion, Class B  4,518 216
Sampo, Class A  22,118 956
Stora Enso, Class R  25,532 395
UPM-Kymmene  23,424 742
Wartsila  19,862 174
Total Finland (Cost
$6,657
)
6,229
FRANCE 11.2%
Common Stocks 11.2%
Accor (1) 7,245 188
Aeroports de Paris (1) 1,317 182
Air Liquide (2) 23,170 3,185
Airbus  26,146 2,819
Alstom  14,072 334
Amundi  2,556 139
ArcelorMittal  28,579 705
Arkema  2,796 265
AXA  86,337 1,989
BioMerieux  1,837 199
BNP Paribas  49,883 2,357
Bollore  38,806 196

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bouygues  10,071 304
Bureau Veritas  12,904 356
Capgemini  7,258 1,384
Carrefour  27,527 469
Cie de Saint-Gobain  22,437 1,046
Cie Generale des Etablissements Michelin  30,088 842
Covivio  2,214 140
Credit Agricole  54,280 500
Danone  28,972 1,598
Dassault Aviation  1,111 159
Dassault Systemes  29,483 1,265
Edenred  10,954 562
Eiffage  3,694 347
Electricite de France  23,986 291
Engie  81,000 1,002
EssilorLuxottica  12,747 1,999
Eurazeo  1,810 129
Eurofins Scientific  5,898 460
Euronext  4,084 333
Gecina  2,038 209
Getlink  19,310 386
Hermes International  1,405 1,928
Ipsen  1,606 162
Kering  3,327 1,905
Klepierre  9,014 200
La Francaise des Jeux SAEM  4,065 145
L'Oreal  10,746 4,063
Legrand  11,861 971
LVMH Moet Hennessy Louis Vuitton  12,312 8,549
Orange  88,476 904
Pernod Ricard  9,291 1,825
Publicis Groupe  10,006 532
Remy Cointreau  954 188
Renault (1) 8,525 252
Safran  15,158 1,666
Sanofi  50,431 5,012
Sartorius Stedim Biotech  1,214 486
Schneider Electric  23,974 3,316
SEB  1,161 98
Societe Generale  35,953 806
Sodexo  3,883 316
STMicroelectronics  30,286 1,146
Teleperformance  2,578 862
Thales  4,731 588
TotalEnergies  111,243 5,682
Ubisoft Entertainment (1) 4,163 177

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unibail-Rodamco-Westfield (1)(2) 4,158 236
Unibail-Rodamco-Westfield, CDI (AUD) (1) 26,273 74
Valeo  10,220 220
Veolia Environnement  28,767 720
Vinci  23,883 2,289
Vivendi  34,056 323
Wendel  1,142 105
Worldline (1) 10,463 462
Total France (Cost
$60,672
)
72,547
GERMANY 7.5%
Common Stocks 7.0%
adidas  7,763 1,343
Allianz  18,114 3,290
Aroundtown  45,637 146
BASF  40,733 1,815
Bayer  43,568 2,541
Bayerische Motoren Werke  15,251 1,246
Bechtle  3,436 159
Beiersdorf  4,470 461
Brenntag  6,781 476
Carl Zeiss Meditec  1,785 261
Commerzbank (1) 44,432 304
Continental  4,828 344
Covestro  8,568 289
Daimler Truck Holding (1) 20,059 548
Delivery Hero (1) 7,232 349
Deutsche Bank  91,657 802
Deutsche Boerse  8,426 1,471
Deutsche Lufthansa (1)(2) 25,446 157
Deutsche Post  43,960 1,756
Deutsche Telekom  143,740 2,731
E.ON  99,566 895
Evonik Industries  9,300 198
Fresenius  18,382 470
Fresenius Medical Care  9,096 337
GEA Group  6,733 251
Hannover Rueck  2,646 375
HeidelbergCement  6,531 333
HelloFresh (1) 7,252 201
Henkel  3,972 251
Infineon Technologies  57,915 1,588
KION Group  3,028 138
Knorr-Bremse  3,217 192

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
LEG Immobilien  3,230 293
Mercedes-Benz Group  36,096 2,129
Merck  5,732 1,092
MTU Aero Engines  2,345 453
Munich Re  6,213 1,409
Nemetschek  2,423 162
Puma  4,682 316
QIAGEN (1) 10,130 508
Rational  215 150
Rheinmetall  2,174 399
RWE  28,490 1,172
SAP  46,309 4,319
Scout24  3,626 207
Siemens  33,926 3,784
Siemens Energy  19,321 321
Siemens Healthineers  12,376 634
Symrise  5,889 687
Telefonica Deutschland Holding  45,691 122
Uniper (2) 4,406 30
United Internet  4,281 113
Volkswagen  1,233 244
Vonovia  32,718 1,090
Zalando (1) 9,773 275
45,627
Preferred Stocks 0.5%
Bayerische Motoren Werke  1,941 147
Henkel  8,401 537
Porsche Automobil Holding  6,720 487
Sartorius  1,150 514
Volkswagen  8,489 1,200
2,885
Total Germany (Cost
$50,036
)
48,512
HONG KONG 3.0%
Common Stocks 3.0%
AIA Group  536,400 5,389
BOC Hong Kong Holdings  162,500 588
Brightoil Petroleum Holdings (1)(3) 109,000 —
Budweiser Brewing APAC  73,300 203
Chow Tai Fook Jewellery Group  85,200 168
CK Asset Holdings  87,800 622
CK Hutchison Holdings  117,800 781
CK Infrastructure Holdings  28,000 176
CLP Holdings  71,900 610

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ESR Cayman (1) 87,800 228
Galaxy Entertainment Group  96,000 571
Hang Lung Properties  90,000 164
Hang Seng Bank  33,600 542
Henderson Land Development  63,773 222
HK Electric Investments & HK Electric Investments  117,500 106
HKT Trust & HKT  161,000 226
Hong Kong & China Gas  491,277 519
Hong Kong Exchanges & Clearing  53,400 2,450
Hongkong Land Holdings (USD)  51,100 266
Jardine Matheson Holdings (USD)  9,500 502
Link  91,800 769
MTR  68,000 360
New World Development  66,625 223
Power Assets Holdings  61,000 399
Sands China (1) 103,200 242
Sino Land  147,800 220
SITC International Holdings  59,000 201
Sun Hung Kai Properties  58,000 692
Swire Pacific, Class A  21,000 120
Swire Properties  49,800 119
Techtronic Industries  60,500 671
WH Group  388,000 294
Wharf Real Estate Investment  73,100 325
Xinyi Glass Holdings  77,000 152
Total Hong Kong (Cost
$14,394
)
19,120
IRELAND 0.6%
Common Stocks 0.6%
CRH  34,260 1,317
DCC (GBP)  4,328 282
Flutter Entertainment (1) 2,424 243
Flutter Entertainment (GBP) (1) 4,876 490
Kerry Group, Class A  6,985 733
Kingspan Group  6,763 437
Smurfit Kappa Group  10,800 394
Total Ireland (Cost
$3,417
)
3,896
ISRAEL 0.7%
Common Stocks 0.7%
Azrieli Group  1,807 145
Bank Hapoalim  56,266 524
Bank Leumi Le-Israel  68,121 662

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Check Point Software Technologies (USD) (1) 4,700 586
CyberArk Software (USD) (1) 1,700 221
Elbit Systems  1,176 271
ICL Group  30,997 283
Israel Discount Bank, Class A  54,289 309
Kornit Digital (USD) (1) 2,000 55
Mizrahi Tefahot Bank  6,256 233
Nice (1) 2,770 591
Teva Pharmaceutical Industries, ADR (USD) (1) 48,400 454
Tower Semiconductor (1) 5,600 267
ZIM Integrated Shipping Services (USD)  4,000 199
Total Israel (Cost
$3,628
)
4,800
ITALY 2.1%
Common Stocks 2.1%
Amplifon  5,522 183
Assicurazioni Generali  48,572 726
Atlantia  21,745 502
CNH Industrial  44,910 579
Davide Campari-Milano  23,517 261
DiaSorin  1,072 149
Enel  360,697 1,818
Eni  111,930 1,345
EXOR  4,760 335
Ferrari  5,590 1,187
FinecoBank Banca Fineco  26,767 333
Infrastrutture Wireless Italiane  14,307 150
Intesa Sanpaolo  732,446 1,301
Mediobanca Banca di Credito Finanziario  27,943 240
Moncler  9,008 452
Nexi (1) 22,673 206
Poste Italiane  23,169 195
Prysmian  11,297 359
Recordati Industria Chimica e Farmaceutica  4,637 206
Snam  88,499 444
Stellantis, Borsa Italiana S.P.A  55,702 800
Stellantis, Euronext Paris  41,483 596
Telecom Italia (1) 425,887 94
Terna Rete Elettrica Nazionale  61,749 473
UniCredit  93,788 927
Total Italy (Cost
$16,578
)
13,861

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
JAPAN 22.0%
Common Stocks 22.0%
Advantest  8,800 523
Aeon  28,700 579
AGC  8,500 310
Aisin  6,400 190
Ajinomoto  20,500 539
ANA Holdings (1) 6,700 125
Asahi Group Holdings  20,000 695
Asahi Intecc  9,200 170
Asahi Kasei  55,100 442
Astellas Pharma  82,580 1,293
Azbil  5,300 160
Bandai Namco Holdings  8,800 687
Bridgestone  25,100 979
Brother Industries  10,500 197
Canon  44,400 1,050
Capcom  7,800 217
Central Japan Railway  6,400 749
Chiba Bank  24,000 133
Chubu Electric Power  28,300 302
Chugai Pharmaceutical  29,800 837
Concordia Financial Group  45,700 155
CyberAgent  17,900 179
Dai Nippon Printing  9,900 218
Daifuku  4,500 287
Dai-ichi Life Holdings  44,600 776
Daiichi Sankyo  77,700 2,060
Daikin Industries  11,000 1,929
Daito Trust Construction  2,800 265
Daiwa House Industry  26,700 660
Daiwa House REIT Investment  97 233
Daiwa Securities Group  64,100 296
Denso  19,200 1,050
Dentsu Group  9,600 335
Disco  1,300 318
East Japan Railway  13,300 694
Eisai  10,500 481
ENEOS Holdings  134,720 521
FANUC  8,500 1,466
Fast Retailing  2,600 1,575
Fuji Electric  5,600 253
FUJIFILM Holdings  15,800 903
Fujitsu  8,700 1,166

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GLP J-Reit  187 246
GMO Payment Gateway  1,800 150
Hakuhodo DY Holdings  9,800 101
Hamamatsu Photonics  6,200 282
Hankyu Hanshin Holdings  10,000 290
Hikari Tsushin  900 99
Hirose Electric  1,418 204
Hitachi  42,900 2,172
Hitachi Construction Machinery  4,500 99
Hitachi Metals (1) 9,100 140
Honda Motor  72,300 1,853
Hoshizaki  4,600 137
Hoya  16,400 1,643
Hulic  17,000 136
Ibiden  4,500 133
Idemitsu Kosan  9,252 241
Iida Group Holdings  6,100 100
Inpex  44,900 515
Isuzu Motors  25,600 281
Ito En  2,300 108
ITOCHU  52,700 1,534
Itochu Techno-Solutions  4,000 107
Japan Airlines (1) 6,100 106
Japan Exchange Group  22,600 359
Japan Metropolitan Fund Invest  307 250
Japan Post Bank  18,300 146
Japan Post Holdings  108,600 782
Japan Post Insurance  9,100 147
Japan Real Estate Investment  55 266
Japan Tobacco  52,700 946
JFE Holdings  21,575 243
JSR  8,900 247
Kajima  19,900 227
Kakaku.com  5,600 110
Kansai Electric Power  30,900 313
Kao  21,100 918
KDDI  71,500 2,292
Keio  4,400 168
Keisei Electric Railway  5,400 148
Keyence  8,656 3,431
Kikkoman  6,400 379
Kintetsu Group Holdings  7,600 251
Kirin Holdings  36,100 594
Kobayashi Pharmaceutical  2,400 160
Kobe Bussan  5,700 162
Koei Tecmo Holdings  2,340 82

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Koito Manufacturing  4,400 145
Komatsu  41,200 952
Konami Holdings  4,100 242
Kose  1,400 125
Kubota  45,100 749
Kurita Water Industries  4,400 178
Kyocera  14,100 784
Kyowa Kirin  11,800 278
Lasertec  3,300 472
Lixil  11,800 244
M3  19,400 676
Makita  9,900 242
Marubeni  68,700 639
Mazda Motor  25,200 212
McDonald's Holdings Japan  3,400 128
MEIJI Holdings  5,340 279
MINEBEA MITSUMI  15,900 286
MISUMI Group  12,600 313
Mitsubishi  56,000 1,664
Mitsubishi Chemical Holdings  56,800 319
Mitsubishi Electric  86,100 909
Mitsubishi Estate  51,900 771
Mitsubishi HC Capital  28,300 137
Mitsubishi Heavy Industries  14,100 524
Mitsubishi UFJ Financial Group  530,090 2,987
Mitsui  62,200 1,372
Mitsui Chemicals  8,200 173
Mitsui Fudosan  40,300 901
Mitsui OSK Lines  15,000 411
Mizuho Financial Group  107,010 1,276
MonotaRO  10,700 191
MS&AD Insurance Group Holdings  19,500 632
Murata Manufacturing  25,500 1,489
NEC  10,800 399
Nexon  21,700 493
NGK Insulators  10,700 157
Nidec  19,844 1,379
Nihon M&A Center Holdings  12,700 170
Nintendo  4,900 2,191
Nippon Building Fund  65 345
NIPPON EXPRESS HOLDINGS  3,300 197
Nippon Paint Holdings  36,800 281
Nippon Prologis REIT  92 239
Nippon Sanso Holdings  6,300 106
Nippon Shinyaku  2,100 130
Nippon Steel  37,512 558

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Telegraph & Telephone  54,800 1,565
Nippon Yusen KK  7,200 566
Nissan Chemical  5,300 271
Nissan Motor  101,900 388
Nisshin Seifun Group  9,655 119
Nissin Foods Holdings  2,700 196
Nitori Holdings  3,500 370
Nitto Denko  6,400 412
Nomura Holdings  134,800 514
Nomura Real Estate Holdings  5,000 121
Nomura Real Estate Master Fund  188 236
Nomura Research Institute  14,781 444
NTT Data  27,700 419
Obayashi  28,800 212
Obic  3,100 496
Odakyu Electric Railway  13,100 188
Oji Holdings  34,000 142
Olympus  55,300 1,184
Omron  8,100 453
Ono Pharmaceutical  16,200 456
Open House Group  3,600 157
Oracle Corporation Japan  1,600 100
Oriental Land  8,900 1,351
ORIX  54,200 966
Osaka Gas  16,500 297
Otsuka  5,100 159
Otsuka Holdings  17,100 611
Pan Pacific International Holdings  17,600 274
Panasonic Holdings  96,895 800
Persol Holdings  7,400 153
Rakuten Group  38,600 191
Recruit Holdings  64,100 2,396
Renesas Electronics (1) 55,300 527
Resona Holdings  88,900 346
Ricoh  25,600 206
Rohm  3,900 289
SBI Holdings  10,840 220
SCSK  6,900 122
Secom  9,300 621
Seiko Epson  12,400 186
Sekisui Chemical  16,700 235
Sekisui House (2) 27,000 478
Seven & i Holdings  33,452 1,364
SG Holdings  14,200 271
Sharp  8,600 69
Shimadzu  10,500 374

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Shimano  3,300 551
Shimizu  23,200 132
Shin-Etsu Chemical  16,700 2,139
Shionogi  11,600 595
Shiseido  17,700 728
Shizuoka Bank  19,000 115
SMC  2,500 1,232
SoftBank  127,400 1,473
SoftBank Group  53,500 2,247
Sompo Holdings  13,900 620
Sony Group  55,900 4,742
Square Enix Holdings  3,700 172
Subaru  27,000 470
SUMCO  14,800 207
Sumitomo  49,400 695
Sumitomo Chemical  65,400 257
Sumitomo Electric Industries  33,400 372
Sumitomo Metal Mining  11,000 346
Sumitomo Mitsui Financial Group  57,900 1,816
Sumitomo Mitsui Trust Holdings  14,812 487
Sumitomo Realty & Development  13,700 378
Suntory Beverage & Food  6,100 241
Suzuki Motor  16,200 531
Sysmex  7,400 518
T&D Holdings  22,900 259
Taisei  8,500 271
Takeda Pharmaceutical  66,998 1,966
TDK  17,100 539
Terumo  28,600 977
TIS  9,300 264
Tobu Railway  8,400 199
Toho  5,000 199
Tokio Marine Holdings  27,800 1,627
Tokyo Electric Power Holdings (1) 67,000 264
Tokyo Electron  6,600 2,272
Tokyo Gas  16,600 326
Tokyu  22,200 272
TOPPAN  11,500 196
Toray Industries  60,900 334
Toshiba  17,400 706
Tosoh  11,100 145
TOTO  6,300 215
Toyota Industries  6,400 390
Toyota Motor  472,390 7,667
Toyota Tsusho  9,300 317
Trend Micro  5,900 343

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unicharm  17,700 641
USS  9,300 183
Welcia Holdings  4,000 89
West Japan Railway  9,600 353
Yakult Honsha  5,600 341
Yamaha  5,900 252
Yamaha Motor  13,200 255
Yamato Holdings  12,500 219
Yaskawa Electric (2) 10,600 371
Yokogawa Electric  10,100 179
Z Holdings  117,600 416
ZOZO  5,200 112
Total Japan (Cost
$113,162
)
142,378
MALTA 0.0%
Common Stocks 0.0%
BGP Holdings (1)(3) 347,336 —
Total Malta (Cost
$–
)
—
NETHERLANDS 4.3%
Common Stocks 4.3%
ABN AMRO Bank, CVA  18,759 191
Adyen (1) 960 1,727
Aegon  78,574 345
AerCap Holdings (USD) (1) 5,800 260
Akzo Nobel  8,227 554
ASM International  2,055 631
ASML Holding  17,980 10,334
Coca-Cola Europacific Partners (USD)  9,000 487
EQT (SEK)  13,122 356
Heineken  11,880 1,171
Heineken Holding  4,619 365
IMCD  2,527 405
ING Groep  173,137 1,682
JDE Peet's  4,212 122
Just Eat Takeaway.com (1) 7,676 141
Koninklijke Ahold Delhaize  46,376 1,277
Koninklijke DSM  7,751 1,241
Koninklijke KPN  149,110 492
Koninklijke Philips  40,685 842
NN Group  12,678 595
Prosus  36,763 2,398
Randstad  5,248 265

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Universal Music Group  31,834 721
Wolters Kluwer  11,642 1,265
Total Netherlands (Cost
$20,575
)
27,867
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport (1) 54,936 258
Fisher & Paykel Healthcare  25,591 342
Mercury NZ  28,579 109
Meridian Energy  54,535 171
Spark New Zealand  82,044 264
Total New Zealand (Cost
$729
)
1,144
NORWAY 0.8%
Common Stocks 0.8%
Adevinta (1) 12,608 96
Aker BP (2) 5,590 194
Aker BP, SDR (SEK) (1)(2) 8,352 289
DNB Bank  41,253 814
Equinor  43,342 1,669
Gjensidige Forsikring  8,514 178
Kongsberg Gruppen  3,963 146
Mowi  19,493 450
Norsk Hydro  59,641 404
Orkla  33,309 287
Salmar  2,806 201
Telenor  30,709 373
Yara International  7,266 310
Total Norway (Cost
$4,208
)
5,411
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1) 127,132 —
EDP - Energias de Portugal  121,830 616
EDP Renovaveis (2) 12,780 332
Galp Energia  22,230 235
Jeronimo Martins  12,428 288
Total Portugal (Cost
$1,489
)
1,471

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SINGAPORE 1.4%
Common Stocks 1.4%
Ascendas Real Estate Investment Trust  147,297 317
CapitaLand Integrated Commercial Trust  215,568 341
Capitaland Investment  115,800 330
City Developments  17,100 96
DBS Group Holdings  80,300 1,832
Genting Singapore  257,400 150
Grab Holdings, Class A (USD) (1)(2) 47,000 139
Keppel  63,900 319
Mapletree Commercial Trust  89,712 124
Mapletree Logistics Trust  130,900 167
Oversea-Chinese Banking  150,125 1,272
Sea, ADR (USD) (1) 15,700 1,198
Singapore Airlines (1) 59,432 235
Singapore Exchange  35,300 253
Singapore Technologies Engineering  66,500 194
Singapore Telecommunications  362,350 685
United Overseas Bank  52,320 1,044
UOL Group  19,452 105
Venture  11,800 150
Wilmar International  84,300 246
Total Singapore (Cost
$9,040
)
9,197
SOUTH KOREA 0.0%
Common Stocks 0.0%
SillaJen (1) 1,907 4
Total South Korea (Cost
$213
)
4
SPAIN 2.3%
Common Stocks 2.3%
Acciona  1,005 207
ACS Actividades de Construccion y Servicios (2) 11,400 274
ACS Actividades de Construccion y Servicios (1) 760 18
Aena (1) 3,292 416
Amadeus IT Group (1) 19,979 1,165
Banco Bilbao Vizcaya Argentaria  295,707 1,340
Banco Santander  769,021 1,924
CaixaBank  194,567 584
Cellnex Telecom  24,084 1,077
Enagas  11,038 218

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Endesa  13,940 255
Ferrovial  21,532 577
Grifols (1) 13,229 193
Iberdrola (1) 7,176 76
Iberdrola  258,325 2,759
Industria de Diseno Textil  48,376 1,175
Naturgy Energy Group (2) 8,511 250
Red Electrica  18,997 373
Repsol  64,350 802
Siemens Gamesa Renewable Energy (1) 10,149 187
Telefonica  241,225 1,077
Total Spain (Cost
$19,551
)
14,947
SWEDEN 3.5%
Common Stocks 3.5%
Alfa Laval  13,807 413
Assa Abloy, Class B  44,450 1,050
Atlas Copco, Class A  122,028 1,426
Atlas Copco, Class B  63,564 660
Boliden  11,644 389
Electrolux, Class B (2) 9,463 137
Embracer Group (1)(2) 28,309 216
Epiroc, Class A  34,016 601
Epiroc, Class B  11,324 180
Essity, Class B  26,716 680
Evolution Gaming Group  8,103 786
Fastighets Balder (1) 27,982 179
Getinge, Class B  10,144 229
H & M Hennes & Mauritz, Class B (2) 31,646 405
Hexagon, Class B  86,320 1,016
Holmen, Class B  3,936 162
Husqvarna, Class B  17,556 140
Industrivarden, Class A  968 25
Industrivarden, Class C  11,953 308
Indutrade  11,536 271
Investment AB Latour, Class B  6,303 157
Investor, Class A  20,112 414
Investor, Class B  83,002 1,549
Kinnevik, Class B (1) 10,739 193
L E Lundbergforetagen, Class B  3,235 154
Lifco, Class B  10,338 201
Nibe Industrier, Class B  67,161 677
Nordea Bank  146,351 1,443
Sagax, Class B  8,435 217

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandvik  50,066 923
Securitas, Class B  13,030 132
Sinch (1)(2) 21,915 56
Skandinaviska Enskilda Banken, Class A  71,427 774
Skanska, Class B  15,087 257
SKF, Class B  16,781 282
Svenska Cellulosa, Class B  26,590 389
Svenska Handelsbanken, Class A  64,685 582
Swedbank, Class A  39,744 550
Swedish Match  69,342 726
Swedish Orphan Biovitrum (1) 9,119 200
Tele2, Class B  25,155 287
Telefonaktiebolaget LM Ericsson, Class B  129,442 985
Telia  116,663 431
Volvo, Class A  10,706 199
Volvo, Class B  64,638 1,161
Volvo Car, Class B (1)(2) 23,573 176
Total Sweden (Cost
$19,368
)
22,388
SWITZERLAND 10.2%
Common Stocks 10.2%
ABB  72,842 2,214
Adecco Group  6,914 244
Alcon  22,161 1,744
Bachem Holding  1,295 87
Baloise Holding  2,031 324
Barry Callebaut  157 348
Chocoladefabriken Lindt & Spruengli  55 608
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 461
Cie Financiere Richemont  23,150 2,791
Clariant (1) 9,185 172
Credit Suisse Group  117,555 684
EMS-Chemie Holding  311 247
Geberit  1,574 829
Givaudan  409 1,430
Holcim  24,566 1,152
Julius Baer Group  9,709 502
Kuehne + Nagel International  2,385 642
Logitech International  7,597 427
Lonza Group  3,303 2,007
Nestle  124,839 15,296
Novartis  97,165 8,349
Partners Group Holding  1,006 1,098
Roche Holding (2) 1,220 497

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Roche Holding, Genusschein  31,168 10,348
Schindler Holding  1,979 387
Schindler Holding, Registered Shares  856 163
SGS  282 688
Sika  6,447 1,593
Sonova Holding  2,381 858
Straumann Holding  4,939 668
Swatch Group  1,244 331
Swatch Group, Registered Shares  2,446 122
Swiss Life Holding  1,398 741
Swiss Prime Site  3,334 304
Swiss Re  13,376 1,004
Swisscom  1,137 615
Temenos  2,950 234
UBS Group  155,985 2,549
VAT Group  1,197 349
Vifor Pharma (2) 2,075 372
Zurich Insurance Group  6,673 2,913
Total Switzerland (Cost
$44,653
)
66,392
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 15.4%
Common Stocks 15.4%
3i Group  42,711 664
abrdn  96,711 196
Admiral Group  8,635 202
Anglo American  56,734 2,051
Ashtead Group  19,786 1,114
Associated British Foods  15,635 319
AstraZeneca  68,701 9,037
Auto Trader Group  42,163 325
AVEVA Group  5,055 146
Aviva  126,549 613
BAE Systems  140,682 1,322
Barclays  743,143 1,424
Barratt Developments  44,867 275
Berkeley Group Holdings  4,927 255
BP  875,662 4,286
British American Tobacco  96,675 3,788

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
British Land  39,047 235
BT Group  309,114 610
Bunzl  14,806 556
Burberry Group  17,772 391
Coca-Cola HBC  8,915 219
Compass Group  79,118 1,854
Croda International  6,123 560
Diageo  103,379 4,897
Entain (1) 25,736 379
Evraz (3) 21,218 —
Experian  40,925 1,433
Ferguson  9,804 1,233
Glencore  439,782 2,493
GSK  180,228 3,787
Haleon (1) 225,285 801
Halma  16,662 469
Hargreaves Lansdown  15,776 163
Hikma Pharmaceuticals  7,284 154
HSBC Holdings  902,385 5,652
Imperial Brands  41,971 921
Informa (1) 65,967 480
InterContinental Hotels Group  8,041 477
Intertek Group  7,083 379
J Sainsbury  74,444 201
JD Sports Fashion  117,765 187
Johnson Matthey  8,583 224
Kingfisher  92,568 293
Land Securities Group  31,239 279
Legal & General Group  262,012 837
Lloyds Banking Group  3,148,926 1,743
London Stock Exchange Group  14,593 1,424
M&G  114,102 297
Melrose Industries  191,893 378
Mondi  21,310 404
National Grid  160,410 2,209
NatWest Group  250,798 762
Next  5,835 486
Ocado Group (1) 25,763 265
Pearson  33,213 307
Persimmon  14,004 323
Phoenix Group Holdings  31,028 244
Prudential  121,798 1,502
Reckitt Benckiser Group  31,678 2,570
RELX  85,796 2,540
Rentokil Initial  81,601 539
Rio Tinto  50,016 3,019

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Rolls-Royce Holdings (1) 371,086 406
Sage Group  44,857 387
Schroders  5,513 200
Segro  53,326 713
Severn Trent  10,984 395
Shell  336,681 8,981
Smith & Nephew  38,590 495
Smiths Group  17,366 328
Spirax-Sarco Engineering  3,237 472
SSE (2) 47,261 1,021
St. James's Place  23,710 356
Standard Chartered  114,864 792
Taylor Wimpey  161,721 252
Tesco  340,930 1,093
Unilever (EUR)  59,764 2,912
Unilever  53,901 2,625
United Utilities Group  29,926 398
Vodafone Group  1,210,108 1,783
Whitbread  8,865 282
WPP  51,784 559
Total United Kingdom (Cost
$102,198
)
99,643
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 2,400 142
Total United States (Cost
$603
)
142
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.03% (4)(5) 1,490,814 1,491
1,491
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 1.354%, 9/8/22 (6) 400,000 399
399
Total Short-Term Investments (Cost $1,890) 1,890

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 2.03% (4)(5) 4,259,220 4,259
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,259
Total Securities Lending Collateral (Cost $4,259) 4,259
Total Investments in Securities 100.1%
(Cost $561,488) $ 648,980
Other Assets Less Liabilities (0.1)% (421)
Net Assets 100.0% $ 648,559
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At July 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SDR Swedish Depository Receipts
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 53 MSCI EAFE Index contracts 9/22 5,173 $ 244
Net payments (receipts) of variation margin to date (173)
Variation margin receivable (payable) on open futures contracts $ 71

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 6++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 2,877  ¤  ¤ $ 5,750
T. Rowe Price Short-Term Fund 10,360  ¤  ¤ —
Total $ 5,750^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,750.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Equity Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Equity Index Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,833 $ 630,277 $ — $ 634,110
Equity Mutual Funds 5,836 — — 5,836
Preferred Stocks — 2,885 — 2,885
Short-Term Investments 1,491 399 — 1,890
Securities Lending Collateral 4,259 — — 4,259
Total Securities 15,419 633,561 — 648,980
Futures Contracts* 244 — — 244
Total $ 15,663 $ 633,561 $ — $ 649,224
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F135-054Q3 07/22